UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2009

Check here if Amendment:           |_|; Amendment Number: |_|

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Alkeon Capital Management, LLC

Address:  350 Madison Avenue
          New York, New York 10017


13F File Number: 028-10451

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Greg Jakubowsky
Title:  Compliance Officer
Phone:  (212) 389-8710

Signature, Place and Date of Signing:

/s/ Greg Jakubowsky            New York, New York           August 13, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             1

Form 13F Information Table Entry Total:       102

Form 13F Information Table Value Total: $   1,184,671
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number            Name

1          028-10748                       Oppenheimer Asset Management Inc.
----       -------------------             ---------------------------------


                                                    FORM 13F INFORMATION TABLE


COLUMN 1                         COLUMN  2           COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6     COL 7       COLUMN 8

                                 TITLE                          VALUE     SHRS OR   SH/ PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS            CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION   MGRS  SOLE  SHARED  NONE
--------------                   --------            -----      --------  -------   --- ----  ----------   ----  ----  ------  ----
ANALOG DEVICES INC               COM                 032654105   2,788      112,520 SH        SOLE                       112,520
ANALOG DEVICES INC               COM                 032654105   9,602      387,480 SH        SHARED-OTHER 1             387,480
APPLE INC                        COM                 037833100   6,050       42,480 SH        SOLE                        42,480
APPLE INC                        COM                 037833100  17,268      121,240 SH        SHARED-OTHER 1             121,240
ARM HLDGS PLC                    SPONSORED ADR       042068106  13,876    2,324,243 SH        SOLE                     2,324,243
ARM HLDGS PLC                    SPONSORED ADR       042068106  37,117    6,217,244 SH        SHARED-OTHER 1           6,217,244
ATMEL CORP                       COM                 049513104   2,210      592,540 SH        SOLE                       592,540
ATMEL CORP                       COM                 049513104   8,224    2,204,730 SH        SHARED-OTHER 1           2,204,730
AVX CORP NEW                     COM                 002444107   3,384      340,800 SH        SOLE                       340,800
AVX CORP NEW                     COM                 002444107  13,075    1,316,720 SH        SHARED-OTHER 1           1,316,720
BANK OF NEW YORK MELLON CORP     COM                 064058100   9,491      323,810 SH        SOLE                       323,810
BANK OF NEW YORK MELLON CORP     COM                 064058100  24,639      840,650 SH        SHARED-OTHER 1             840,650
BMC SOFTWARE INC                 COM                 055921100   6,659      197,080 SH        SOLE                       197,080
BMC SOFTWARE INC                 COM                 055921100  23,726      702,170 SH        SHARED-OTHER 1             702,170
BROCADE COMMUNICATIONS SYS I     COM NEW             111621306   7,696      981,660 SH        SOLE                       981,660
BROCADE COMMUNICATIONS SYS I     COM NEW             111621306  26,408    3,368,340 SH        SHARED-OTHER 1           3,368,340
CEVA INC                         COM                 157210105   1,241      143,000 SH        SOLE                       143,000
COMMVAULT SYSTEMS INC            COM                 204166102   1,445       87,110 SH        SOLE                        87,110
COMMVAULT SYSTEMS INC            COM                 204166102   5,357      322,890 SH        SHARED-OTHER 1             322,890
CORNING INC                      COM                 219350105   4,730      294,550 SH        SOLE                       294,550
CORNING INC                      COM                 219350105  16,790    1,045,450 SH        SHARED-OTHER 1           1,045,450
DIGITALGLOBE INC                 COM NEW             25389M877      42        2,170 SH        SOLE                         2,170
DIGITALGLOBE INC                 COM NEW             25389M877     438       22,830 SH        SHARED-OTHER 1              22,830
DOLBY LABORATORIES INC           COM                 25659T107   5,736      153,850 SH        SOLE                       153,850
DOLBY LABORATORIES INC           COM                 25659T107  17,296      463,950 SH        SHARED-OTHER 1             463,950
DOLLAR TREE INC                  COM                 256746108   6,893      163,730 SH        SOLE                       163,730
DOLLAR TREE INC                  COM                 256746108  17,189      408,280 SH        SHARED-OTHER 1             408,280
E M C CORP MASS                  COM                 268648102   2,882      220,000 SH        SOLE                       220,000
EBAY INC                         COM                 278642103   8,125      474,340 SH        SOLE                       474,340
EBAY INC                         COM                 278642103  20,310    1,185,660 SH        SHARED-OTHER 1           1,185,660
FIRST SOLAR INC                  COM                 336433107   4,042       24,920 SH        SOLE                        24,920
FIRST SOLAR INC                  COM                 336433107  14,621       90,141 SH        SHARED-OTHER 1              90,141
FPL GROUP INC                    COM                 302571104  11,015      193,730 SH        SOLE                       193,730
FPL GROUP INC                    COM                 302571104  31,263      549,820 SH        SHARED-OTHER 1             549,820
FRANKLIN RES INC                 COM                 354613101   8,658      120,240 SH        SOLE                       120,240
FRANKLIN RES INC                 COM                 354613101  30,659      425,760 SH        SHARED-OTHER 1             425,760
GILEAD SCIENCES INC              COM                 375558103   5,825      124,360 SH        SOLE                       124,360
GILEAD SCIENCES INC              COM                 375558103  15,099      322,360 SH        SHARED-OTHER 1             322,360
GLOBAL PMTS INC                  COM                 37940X102   2,057       54,920 SH        SOLE                        54,920
GLOBAL PMTS INC                  COM                 37940X102   7,308      195,080 SH        SHARED-OTHER 1             195,080
GOOGLE INC                       CL A                38259P508  15,991       37,930 SH        SOLE                        37,930
GOOGLE INC                       CL A                38259P508  57,657      136,760 SH        SHARED-OTHER 1             136,760
GT SOLAR INTL INC                COM                 3623E0209     267       50,000 SH        SOLE                        50,000
GT SOLAR INTL INC                COM                 3623E0209   1,066      200,000 SH        SHARED-OTHER 1             200,000
INFORMATICA CORP                 COM                 45666Q102   5,289      307,690 SH        SOLE                       307,690
INFORMATICA CORP                 COM                 45666Q102  15,393      895,490 SH        SHARED-OTHER 1             895,490
INTERCONTINENTALEXCHANGE INC     COM                 45865V100   3,860       33,790 SH        SOLE                        33,790
INTERCONTINENTALEXCHANGE INC     COM                 45865V100  12,133      106,210 SH        SHARED-OTHER 1             106,210
ISHARES INC                      MSCI JAPAN          464286848   1,415      150,000 SH        SOLE                       150,000
MARVELL TECHNOLOGY GROUP LTD     ORD                 G5876H105   4,792      411,710 SH        SOLE                       411,710
MARVELL TECHNOLOGY GROUP LTD     ORD                 G5876H105  16,567    1,423,320 SH        SHARED-OTHER 1           1,423,320
MASTERCARD INC                   CL A                57636Q104   7,450       44,530 SH        SOLE                        44,530
MASTERCARD INC                   CL A                57636Q104  21,427      128,070 SH        SHARED-OTHER 1             128,070
MELLANOX TECHNOLOGIES LTD        SHS                 M51363113   1,083       90,000 SH        SOLE                        90,000
MEMC ELECTR MATLS INC            COM                 552715104   6,693      375,790 SH        SOLE                       375,790
MEMC ELECTR MATLS INC            COM                 552715104  19,454    1,092,300 SH        SHARED-OTHER 1           1,092,300
MICRON TECHNOLOGY INC            COM                 595112103   6,023    1,190,390 SH        SOLE                     1,190,390
MICRON TECHNOLOGY INC            COM                 595112103  17,066    3,372,720 SH        SHARED-OTHER 1           3,372,720
MICROSOFT CORP                   COM                 594918104   7,338      308,710 SH        SOLE                       308,710
MICROSOFT CORP                   COM                 594918104  30,694    1,291,290 SH        SHARED-OTHER 1           1,291,290
MORGAN STANLEY CHINA A SH FD     COM                 617468103   2,375       75,000 SH        SOLE                        75,000
MSCI INC                         CL A                55354G100   5,594      228,890 SH        SOLE                       228,890
MSCI INC                         CL A                55354G100  20,679      846,110 SH        SHARED-OTHER 1             846,110
OPEN TEXT CORP                   COM                 683715106   5,158      141,620 SH        SOLE                       141,620
OPEN TEXT CORP                   COM                 683715106  18,515      508,380 SH        SHARED-OTHER 1             508,380
ORACLE CORP                      COM                 68389X105  18,451      861,410 SH        SOLE                       861,410
ORACLE CORP                      COM                 68389X105  50,724    2,368,090 SH        SHARED-OTHER 1           2,368,090
POLO RALPH LAUREN CORP           COM                 731572103   7,191      134,320 SH        SOLE                       134,320
POLO RALPH LAUREN CORP           COM                 731572103  20,515      383,180 SH        SHARED-OTHER 1             383,180
POWERSHARES QQQ TRUST            UNIT SER 1          73935A104  24,557      675,000 SH  PUT   SOLE                       675,000
PRICELINE COM INC                COM NEW             741503403   7,421       66,530 SH        SOLE                        66,530
PRICELINE COM INC                COM NEW             741503403  21,279      190,755 SH        SHARED-OTHER 1             190,755
QUALCOMM INC                     COM                 747525103  19,718      436,241 SH        SOLE                       436,241
QUALCOMM INC                     COM                 747525103  63,608    1,407,264 SH        SHARED-OTHER 1           1,407,264
QWEST COMMUNICATIONS INTL IN     COM                 749121109   1,689      407,080 SH        SOLE                       407,080
QWEST COMMUNICATIONS INTL IN     COM                 749121109   6,611    1,592,920 SH        SHARED-OTHER 1           1,592,920
SANDISK CORP                     COM                 80004C101   8,439      574,060 SH        SOLE                       574,060
SANDISK CORP                     COM                 80004C101  26,531    1,804,860 SH        SHARED-OTHER 1           1,804,860
SHAW GROUP INC                   COM                 820280105   4,691      171,160 SH        SOLE                       171,160
SHAW GROUP INC                   COM                 820280105  19,292      703,840 SH        SHARED-OTHER 1             703,840
SUNPOWER CORP                    COM CL A            867652109   1,134       42,600 SH        SOLE                        42,600
SUNPOWER CORP                    COM CL A            867652109   4,188      157,400 SH        SHARED-OTHER 1             157,400
SYNOPSYS INC                     COM                 871607107   2,083      106,770 SH        SOLE                       106,770
SYNOPSYS INC                     COM                 871607107   8,403      430,701 SH        SHARED-OTHER 1             430,701
TALEO CORP                       CL A                87424N104     516       28,270 SH        SOLE                        28,270
TALEO CORP                       CL A                87424N104   1,632       89,316 SH        SHARED-OTHER 1              89,316
TENET HEALTHCARE CORP            COM                 88033G100     603      213,800 SH        SOLE                       213,800
TENET HEALTHCARE CORP            COM                 88033G100   2,217      786,200 SH        SHARED-OTHER 1             786,200
TIBCO SOFTWARE INC               TIBCO SOFTWARE INC  88632Q103   1,273      177,480 SH        SOLE                       177,480
TIBCO SOFTWARE INC               TIBCO SOFTWARE INC  88632Q103   4,378      610,579 SH        SHARED-OTHER 1             610,579
TRIQUINT SEMICONDUCTOR INC       COM                 89674K103   3,425      644,980 SH        SOLE                       644,980
TRIQUINT SEMICONDUCTOR INC       COM                 89674K103   4,275      805,020 SH        SHARED-OTHER 1             805,020
UNITED STATES NATL GAS FUND      UNIT                912318102   2,389      172,260 SH        SOLE                       172,260
UNITED STATES NATL GAS FUND      UNIT                912318102  10,006      721,400 SH        SHARED-OTHER 1             721,400
VISA INC                         COM CL A            92826C839  10,947      175,830 SH        SOLE                       175,830
VISA INC                         COM CL A            92826C839  27,467      441,170 SH        SHARED-OTHER 1             441,170
WESTERN DIGITAL CORP             COM                 958102105   3,098      116,910 SH        SOLE                       116,910
WESTERN DIGITAL CORP             COM                 958102105   8,676      327,400 SH        SHARED-OTHER 1             327,400
XILINX INC                       COM                 983919101   4,961      242,450 SH        SOLE                       242,450
XILINX INC                       COM                 983919101  17,750      867,550 SH        SHARED-OTHER 1             867,550
ZORAN CORP                       COM                 98975F101   4,013      368,150 SH        SOLE                       368,150
ZORAN CORP                       COM                 98975F101   5,307      486,850 SH        SHARED-OTHER 1             486,850


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